Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Core Bond Portfolio	Sep. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 468
Expense Example, with Redemption, 3 Years	635
Expense Example, with Redemption, 5 Years	816
Expense Example, with Redemption, 10 Years	1,340
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	817
Expense Example, with Redemption, 10 Years	1,604
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	667
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	$ 1,379